Concentrations of Credit Risk - Additional Information (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Sep. 30, 2024 USD ($) Vendor	Sep. 30, 2023 USD ($)	Sep. 30, 2022
Concentration Risk [Line Items]
Restricted cash	$ 3,043		$ 3,009	$ 3,132
Outstanding letters of credit to be collateralized by amounts on deposit	$ 3,000		3,000	3,100
Allowance for doubtful accounts			$ 0	$ 0
Number of vendors represents more than ten percentage of purchases | Vendor			2
AAR {Member]
Concentration Risk [Line Items]
Percentage of purchases during year			18.00%
Standard Aero Holdings, Inc. [Member]
Concentration Risk [Line Items]
Percentage of purchases during year			11.00%
Sales Revenue, Net [Member] | American Airlines Inc. [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			0.00%	23.00%	45.00%
Sales Revenue, Net [Member] | United Airlines Inc [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	97.00%	98.00%	97.00%	73.00%	48.00%